Notes on the Consolidated Statements of Operations and Comprehensive Loss / Income - Cash flows from discontinued operations (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Statement [Abstract]
Net cash from operating activities	€ 0	€ 0	€ (635)
Net cash from investing activities	0	250	18
Net cash flows for the year	€ 0	€ 250	€ (617)